College Loan Corporation Trust II Series 2007-1
Statement to Note Holders
As of and for the collection period ended: 03/31/2007
and the distribution period April 12, 2007 through April 25, 2007

Pursuant to section 11.03 of the Trust Indenture, the following is provided to the trustee by the issuer. The information shown below has not been independently verified, however it is believed to be accurate to the best of the issuer’s knowledge.

(a)

the amount of payments with respect to each series of Notes paid with respect to principal between April 12, 2007 and April 25, 2007 made to the holder of record on the day prior to the applicable payment date. Specific payment dates listed below;

                 Series     Class     Principal Paid    Payment Date       Determination Date
                 ------     -----     --------------    ------------       ------------------
                 2007-1      A-1                  $0
                 2007-1      A-2                  $0
                 2007-1      A-3                  $0
                 2007-1      A-4                  $0
                 2007-1      A-5                  $0
                 2007-1      A-6                  $0
                 2007-1      A-7                  $0
                 2007-1      A-8                  $0
                 2007-1      A-9                  $0
                 2007-1      A-10                 $0
                 2007-1      A-11                 $0
                 2007-1      A-12                 $0
                 2007-1      A-13                 $0
                 2007-1      A-14                 $0
                 2007-1      B-1                  $0
                 2007-1      B-2                  $0
                 2007-1      B-3                  $0
                 2007-1      B-4                  $0
(b)

the amount of payments with respect to each series of Notes paid with respect to interest between April 12, 2007 and April 25, 2007 made to the holder of record on the day prior to the applicable payment date. Specific payment dates listed below;

            Series    Class         Interest Paid     Payment Date        Determination Date
            ------    -----         -------------     ------------        ------------------
            2007-1    A-1              $1,483,633         04/25/07                  04/25/07
            2007-1    A-2              $2,081,556         04/25/07                  04/25/07
            2007-1    A-3              $1,674,583         04/25/07                  04/25/07
            2007-1    A-4               $ 275,460         04/24/07                  03/26/07
            2007-1    A-5               $ 304,650         04/25/07                  04/25/07
            2007-1    A-6                      $0
            2007-1    A-7                      $0
            2007-1    A-8                      $0
            2007-1    A-9                      $0
            2007-1   A-10                      $0
            2007-1   A-11                      $0
            2007-1   A-12                      $0
            2007-1   A-13                      $0
            2007-1   A-14              $1,507,244         04/25/07                  04/25/07
            2007-1    B-1                $ 91,820         04/24/07                  03/26/07
            2007-1    B-2               $ 105,480         04/25/07                  04/25/07
            2007-1    B-3                      $0
            2007-1    B-4                      $0
(c)	the amount of the payments allocable to any interest that was carried over together with the amount of any remaining outstanding interest that was carried over; Carry over amounts $0

(d)	the principal balance of Financed Student Loans as of the close of business on the last day of March 2007; Principal Balance of Financed Student Loans $1,501,476,401

(e)

the aggregate outstanding principal amount of the Notes of each series as of the close of business on April 25th, after giving effect to payments allocated to principal reported under paragraph (a) above;

                           Series      Class        Outstanding Balance
                           ------      -----        -------------------
                            2007-1      A-1               $ 200,000,000
                            2007-1      A-2               $ 278,000,000
                            2007-1      A-3               $ 222,000,000
                            2007-1      A-4               $  75,000,000
                            2007-1      A-5               $  75,000,000
                            2007-1      A-6               $  75,000,000
                            2007-1      A-7               $  75,000,000
                            2007-1      A-8               $  75,000,000
                            2007-1      A-9               $  75,000,000
                            2007-1     A-10               $  75,000,000
                            2007-1     A-11               $  75,000,000
                            2007-1     A-12               $  50,000,000
                            2007-1     A-13               $  50,000,000
                            2007-1     A-14               $ 200,000,000
                            2007-1      B-1               $  25,000,000
                            2007-1      B-2               $  25,000,000
                            2007-1      B-3               $  25,000,000
                            2007-1      B-4               $  25,000,000
(f)	the weighted average interest rate for any series of variable rate Notes between April 12th and April 25th , indicating how such interest rate is calculated;

                                       Weighted
                                       --------
                                        Average
                                        -------
                 Series     Class    Interest Rate      Interest Calculation
                 ------     -----    -------------      --------------------
                  2007-1     A-4         4.863%         28-Day Auction Rate
                  2007-1     A-5         5.295%         28-Day Auction Rate
                  2007-1     A-6         5.350%         28-Day Auction Rate
                  2007-1     A-7         5.350%         28-Day Auction Rate
                  2007-1     A-8         5.320%         28-Day Auction Rate
                  2007-1     A-9         5.320%         28-Day Auction Rate
                  2007-1     A-10        5.290%         28-Day Auction Rate
                  2007-1     A-11        5.300%         28-Day Auction Rate
                  2007-1     A-12        5.300%         28-Day Auction Rate
                  2007-1     A-13        5.300%         28-Day Auction Rate
                  2007-1     B-1         4.885%         28-Day Auction Rate
                  2007-1     B-2         5.499%         28-Day Auction Rate
                  2007-1     B-3         5.370%         28-Day Auction Rate
                  2007-1     B-4         5.400%         28-Day Auction Rate

                              Weighted Average
       Series       Class         Libor Rate         Spread     Weighted Average Rate     Interest Calculation
       ------       -----     ----------------       ------     ---------------------     --------------------
        2007-1       A-1           5.33279%           0.01000%        5.34279%             Floating Rate Note
        2007-1       A-2           5.33279%           0.06000%        5.39279%             Floating Rate Note
        2007-1       A-3           5.33279%           0.10000%        5.43279%             Floating Rate Note
        2007-1       A-14          5.33029%           0.09500%        5.42529%              Reset Rate Note
(g)	principal balances associated with an interest rate distribution applicable to pool assets as of March 31, 2007;

                            Interest Rate
                             Distribution        Principal Balance        %
                            -------------        -----------------        -
                             0.00% - 2.99%              $9,672,288     0.64%
                             3.00% - 3.99%             $76,506,263     5.10%
                             4.00% - 4.99%            $258,646,674    17.23%
                             5.00% - 5.99%            $222,938,960    14.85%
                             6.00% - 6.99%            $640,056,194    42.63%
                             7.00% - 7.99%            $142,870,972     9.52%
                             8.00% - 8.99%            $150,785,050    10.04%
                             9.00% - 9.99%                   $0.00        0%
                                    9.99%+                   $0.00        0%
(h)	the amount of the master servicing fees allocated for payment to the master servicer as part of monthly waterfall distribution; Servicing fees n/a Allocation date

(i)

the amount of the Administration Fee, any auction agent fees, market agent fees, calculation agent fees, broker-dealer fees, fees paid to the Delaware Trustee, the Trustee, the Eligible Lender Trustee and the Back-Up Servicer, all paid or reserved for as part of the monthly waterfall distribution as of March 26, 2007;

                            Fee                      Amount      Payment Date
                            ---                      ------      ------------
                           Administration             n/a
                            Auction Agent             n/a
                             Market Agent             n/a
                        Calculation Agent             n/a
                            Broker-Dealer             n/a
                         Delaware Trustee             n/a
                                  Trustee             n/a
                  Eligible Lender Trustee             n/a
                         Back-Up Servicer             n/a
(j)	the amount of excess cash flow or excess spread and the disposition of excess cash flow based on the March 26, 2007 waterfall calculation;

Cash Availability
Expense Totals
Interest Distribution Allocation
Scheduled Principal Distribution Allocation
Amounts Deposited to the Acquisition Fund
Amount of excess cash flow or excess spread remaining in the Collection Fund	n/a n/a n/a n/a n/a n/a

Item Total Disposition	Amount n/a

(k)	the amount of principal and interest received during March 2007 relating to Financed Student Loans; Amount of principal and interest received $27,854,016

(l)

the amount of the payment attributable to amounts in the Reserve Fund, the amount of any other withdrawals from the Reserve Fund and the balance of the Reserve Fund as of the close of business on the last day of March 2007;

Amount of payment attributable to amounts in the Reserve Fund Amount of any other withdrawals from the Reserve Fund Ending Balance of Reserve Fund	$0 $0 $8,530,565

(m)

the portion, if any, of the payments made on the Notes as described in sections (a) or (b) above between April 12, 2007 and April 25, 2007 attributable to amounts on deposit in the Acquisition Fund;

Payments from the Acquisition Fund          $0

(n)

the aggregate amount, if any, paid by the Trustee to acquire Student Loans from amounts on deposit in the Acquisition Fund during March 2007 (excluding acquisitions on the closing date);

Amounts paid to acquire Student Loans          $296,314

(o)	the amount remaining in the Acquisition Fund that has not been used to acquire Student Loans and is being transferred to the Debt Service Fund;

Amounts remaining in the Acquisition Fund as of March 31, 2007 Amounts in Acquisition fund transferred to the Debt Service Fund	$54,396,458 $0

(p)	the aggregate amount, if any, paid for Financed Student Loans purchased from the Trust during March 2007; Amounts paid for Financed Student Loans purchased from the Trust $0

(q)

the number of borrowers and principal amount of Financed Student Loans, as of the close of business on the last day of March 2007, that are (i) 0 to 30 days delinquent, (ii) 31 to 60 days delinquent, (iii) 61 to 90 days delinquent, (iv) 91 to 120 days delinquent, (v) greater than 120 days delinquent and (vi) for which claims have been filed with the appropriate Guarantee Agency and which are awaiting payment;

                                                        Borrowers          Amount
                                                        ---------          ------
                (i)  0 to 30 days delinquent              109,243       $1,420,301,217
               (ii)  31 to 60 days delinquent               4,326          $39,260,251
              (iii)  61 to 90 days delinquent               2,477          $12,513,749
               (iv)  91 to 120 days delinquent              1,830           $8,092,695
                (v)  > 120 day delinquent                   3,865          $20,838,672
               (vi)  & claims filed                            20             $469,817
                     Total                                121,761       $1,501,476,401
(r)	the Value of the Trust Estate as of the close of business on the last day of March 2007 and the Outstanding principal amount of the Notes as of the close of business on April 25th;

Value of the Trust Estate Outstanding Principal amount of the Notes	$1,657,737,678 $1,700,000,000

(s)

the number of borrowers and percentage by dollar amount of (i) rejected federal reimbursement claims for Financed Student Loans, (ii) Financed Student Loans in forbearance, and (iii) Financed Student Loans in deferment as of the close of business on the last day of March 2007.

                                                                         Borrowers     Percentage
                                                                         ---------     ----------
           (i)     Outstanding rejected federal reimbursement claims                            *
           (ii)    Financed Student Loans in forbearance                     5,457          8.91%
           (iii)   Financed Student Loans in deferment                       6,592          9.11%
           * Less than 0.01%
(t)	amount of pool assets on the closing date and at the ending of March 2007

Beginning Pool Assets Ending Pool Assets	$1,525,451,644 $1,501,476,401

(u)	the weighted average interest rate of the pool assets as of March 31, 2007 Weighted Average Interest Rate 6.117%

(v)	the weighed average maturity, expressed in months, of the pool assets for as of March 31, 2007 Weighted Average Maturity 206

(w)	prepayment amounts received during the month of March 2007 Prepayments n/a